Other Non-Current Assets, Net - Schedule of Other Non-Current Assets, Net (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Other Non-Current Assets, Net [Abstract]
Equity investments without readily determinable fair value (Note 2(k))		¥ 41,228		¥ 236,819
Long-term hybrid instrument (Note 2(k))	[1]	125,000		125,000
Amount due from a third party	[2]	33,062		33,063
Others		442		667
Less: Allowance for expected credit losses		(33,070)		(33,074)
Less: Impairment loss		(125,000)		(125,000)
Other non-current assets, net		¥ 41,662	$ 6,140	¥ 237,475

[1]	Amount represented a two-year-term debt security valued at RMB125,000 with a fixed return rate of 6% and an additional earning right contingently upon certain conditions met within the contract term. The Group recorded impairment loss on investment in debt securities of RMB125,000 as of December 31, 2025 in the consolidated statements of income (loss) and comprehensive (loss) income.
[2]	Amount represented a term-loan (matures in September 2028) to a third party of RMB30,000 and corresponding interest receivable RMB3,063 as of June 30,2026. The loan bears interest rate 4.5% per annum and is guaranteed by the ultimate controlling owner of the borrower, whom is jointly liable.